Property And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 27.7	$ 27.7
Machinery and equipment	50.9	48.3
Building and leasehold improvements	104.0	102.1
Computer and data processing equipment	56.4	49.7
Internally Developed Software	30.2	29.2
Furniture and fixtures	21.6	20.3
Construction in progress	11.9	17.0
Total property and equipment	302.7	294.3
Less accumulated depreciation	160.0	140.0
Net property and equipment	142.7	154.3		134.0
Property, Plant and Equipment, Disposals	12.2	10.5	11.4
Pre-tax loss	0.1	0.3	0.7
Depreciation expense	$ 32.0	$ 31.3	$ 38.3